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                                SUPPLEMENT TO THE
                  FEBRUARY 28, 2008 SCHWAB ACTIVE EQUITY FUNDS
                                   PROSPECTUS

THE INFORMATION PROVIDED IN THIS SUPPLEMENT IS AS OF MARCH 11, 2008.

On page 57 of the prospectus, the second paragraph under the "Placing orders" heading is deleted and re-inserted as the last paragraph on the page, in the "Funds closed to new investors" section.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS.

                                                           [CHARLES SCHWAB LOGO]